JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS — 90.4% (a)
Alabama — 2.4%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	306
Rev., 5.00%, 7/1/2028	350	438
Rev., 5.00%, 7/1/2029	375	479
Rev., 5.00%, 7/1/2030	250	326
Rev., 5.00%, 7/1/2031	175	227
Rev., 5.00%, 7/1/2032	150	194
Rev., 5.00%, 7/1/2033	325	420
Rev., 5.00%, 7/1/2034	375	484
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.67%, 12/9/2021 (b)	7,500	7,562
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	11,337
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	10,000	11,414
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	529
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,774
Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2022	3,220	3,270

Total Alabama		40,760

Alaska — 1.4%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2027	1,945	2,400
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,554
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,639
Series 1, Rev., 5.00%, 12/1/2030	875	1,148
Borough of North Slope
Series 2021A, GO, 5.00%, 6/30/2022	2,920	3,001
Series 2021B, GO, 5.00%, 6/30/2022	1,410	1,449
Series 2021A, GO, 5.00%, 6/30/2023	4,165	4,469
Series 2021B, GO, 5.00%, 6/30/2023	3,230	3,465
Series 2021C, GO, 4.00%, 6/30/2025	2,500	2,799
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	547
State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,503

Total Alaska		23,974

Arizona — 2.5%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,015
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	152
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,622
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,928
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,676
Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	10,180
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,564
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,480
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,141
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,465
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,957

Total Arizona		43,180

Arkansas — 0.7%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,184
Rev., 4.00%, 6/1/2030	1,195	1,403
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	390

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,656
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	649
Rev., 5.00%, 3/1/2025	600	677
Rev., 5.00%, 3/1/2026	685	795
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	573
Rev., 5.00%, 3/1/2026	1,000	1,140
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	123
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	271
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	203

Total Arkansas		12,064

California — 13.2%
Alameda County Transportation Commission, Sales Tax Rev., 4.00%, 3/1/2022	5,000	5,048
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,084
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,271
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,803
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	8,065	8,386
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,178
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,560
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	5,300	5,780
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2021A, Rev., 5.00%, 6/1/2028	5,750	7,287
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	318
Rev., 5.00%, 10/1/2026	150	179
Rev., 5.00%, 10/1/2027	150	183
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	539
Series 2017A, Rev., 5.00%, 11/1/2024	800	892
California Public Finance Authority, Enso Village Project, Green Bond Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,513
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023 (d)	2,820	2,989
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	306
City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,448
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2022	465	483
COP, 5.00%, 10/1/2023	1,000	1,087
City of Los Angeles Department of Airports, International Airport Senior
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,453
Series B, Rev., 4.00%, 5/15/2024	365	397
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,090
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,228
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,912
City of Los Angeles Department of Airports, International Airport Subordinate
Series C, Rev., 5.00%, 5/15/2022	750	766
Series C, Rev., 5.00%, 5/15/2024	700	780
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	2,816

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Contra Costa County Transportation Authority, Sales Tax
Series A, Rev., 5.00%, 3/1/2023	2,420	2,563
Series A, Rev., 5.00%, 3/1/2024	2,000	2,211
Eastern Municipal Water District, Water and Wastewater System Series C, Rev., 5.00%, 7/1/2022	1,700	1,748
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,156
Series D, GO, 5.00%, 7/15/2026	1,225	1,416
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,994
Los Angeles Department of Water & Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	116
Novato Unified School District
Series A, GO, 4.00%, 2/1/2022	535	538
Series A, GO, 5.00%, 2/1/2023	685	723
Series A, GO, 5.00%, 8/1/2025	1,500	1,685
Series A, GO, 5.00%, 8/1/2026	1,800	2,020
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,294
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,782
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,066
Port of Oakland, Intermediate Lien Rev., AMT, 5.00%, 5/1/2024	2,935	3,249
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	2,834
Series E, Rev., 5.00%, 8/15/2027	105	130
San Diego County Regional Transportation Commission, Sales Tax Series A, Rev., 5.00%, 4/1/2022	100	102
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	310
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,787
Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,956
San Francisco City and County Public Utilities Commission Wastewater Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	10,243
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,324
Santa Barbara Unified School District
Series A, GO, 4.00%, 8/1/2022	30	31
Series B, GO, 5.00%, 8/1/2026	50	60
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,138
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,041
GO, 5.00%, 11/1/2023	3,560	3,879
GO, 5.00%, 3/1/2026	13,210	15,141
GO, 5.00%, 9/1/2026	4,900	5,898
GO, 4.00%, 8/1/2028	4,000	4,604
GO, 4.00%, 8/1/2029	4,180	4,801
GO, 5.00%, 8/1/2029	7,830	9,388
GO, 4.00%, 8/1/2030	10,000	11,483
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	742
Rev., 5.00%, 3/1/2029	465	566
Tobacco Securitization Authority of Northern California Rev., 0.45%, 6/1/2030	100	101
University of California Series AK, Rev., 5.00%, 5/15/2023 (c)	11,505	12,295
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	421
Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	11,327

Total California		223,939

Colorado — 1.6%
City of Aurora COP, 4.00%, 12/1/2022	375	390
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	100
Series A, COP, 5.00%, 12/1/2022	100	105
Series A, COP, 5.00%, 12/1/2024	100	109
Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,847

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	10,000	11,777
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Rev., 5.00%, 9/1/2022	150	155
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,060	1,083
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	311
Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	569
County of Eagle COP, 5.00%, 12/1/2022	200	209
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 1/15/2027	500	596
Rev., 5.00%, 7/15/2027	500	604
Rev., 5.00%, 1/15/2028	250	305
Rev., 5.00%, 7/15/2028	175	216
Rev., 5.00%, 1/15/2029	300	374
Rev., 5.00%, 7/15/2029	135	170
Rev., 5.00%, 1/15/2030	165	210
Rev., 5.00%, 7/15/2030	115	147
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2022 (d)	820	840
Series 2017A-2, Rev., 5.00%, 6/1/2022	260	266
Series A, Rev., 5.00%, 6/1/2022 (d)	2,590	2,652
Series A, Rev., 5.00%, 6/1/2022	560	573

Total Colorado		27,608

Connecticut — 2.7%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2022	575	593
Series 2021A, GO, 5.00%, 8/1/2023	400	430
Series 2021A, GO, 5.00%, 8/1/2024	400	447
Series 2021A, GO, 5.00%, 8/1/2025	425	491
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	360	360
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	9,286
State of Connecticut
GO, 5.00%, 7/15/2022	4,750	4,893
GO, 5.00%, 7/15/2023	4,260	4,585
GO, 5.00%, 7/15/2024	7,060	7,903
Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,217
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series C, Rev., 5.00%, 10/1/2026	10,000	12,029
Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,593
Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,414

Total Connecticut		46,241

District of Columbia — 0.1%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,369

Florida — 2.0%
County of Miami-Dade, Aviation Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,588
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	115	119
Rev., 5.00%, 10/1/2023	125	135
JEA Water and Sewer System
Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.05%, 12/9/2021 (c)	10,000	10,000
Series A, Rev., 5.00%, 10/1/2025	250	293
Miami-Dade County Expressway Authority, Toll System Series 2014A, Rev., 5.00%, 7/1/2022	625	642
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,648
State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,252
Volusia County School Board
Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,956
Series 2021A, COP, 5.00%, 8/1/2026	1,425	1,706
Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,419

Total Florida		34,758

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Georgia — 2.2%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,145
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,143
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	348
Rev., 5.00%, 7/1/2025	250	288
Rev., 5.00%, 7/1/2026	275	327
Rev., 5.00%, 7/1/2028	375	454
Rev., 4.00%, 7/1/2032	1,000	1,139
Development Authority for Fulton County, Tech Athletic
Rev., 5.00%, 10/1/2022 (d)	4,855	5,046
Rev., 5.00%, 10/1/2022	145	151
Main Street Natural Gas, Inc. Series 2021A, Rev., 4.00%, 9/1/2027 (c)	3,250	3,756
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	14,249
State of Georgia
Series 2016E, GO, 5.00%, 12/1/2025	6,750	7,959
Series F, GO, 5.00%, 7/1/2028	2,000	2,422

Total Georgia		38,427

Guam — 0.2%
Territory of Guam (Guam)
Series F, Rev., 5.00%, 1/1/2028	250	302
Series F, Rev., 5.00%, 1/1/2029	750	922
Series F, Rev., 5.00%, 1/1/2030	750	936
Series F, Rev., 5.00%, 1/1/2031	750	958

Total Guam		3,118

Hawaii — 0.0%(f)
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	785

Illinois — 7.3%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	233
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	172
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,479
GO, 4.00%, 6/1/2029	1,000	1,195
GO, 4.00%, 6/1/2030	1,285	1,557
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2025	960	937
Series 2020A, GO, Zero Coupon, 1/1/2027	385	363
Series 2020A, GO, Zero Coupon, 1/1/2028	570	527
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,236
Series 2020A, Rev., 5.00%, 1/1/2029	4,390	5,544
Series 2020A, Rev., 5.00%, 1/1/2030	4,605	5,931
Series 2020E, Rev., 5.00%, 1/1/2031	4,620	5,912
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,387
City of Chicago
Series 2015C, GO, 5.00%, 1/1/2022(d)	3,335	3,348
Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,671
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,254
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,346
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,438
City of Waukegan, First Lien, Water & Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	583
Series C, Rev., AGM, 5.00%, 12/30/2026	680	814
Series C, Rev., AGM, 5.00%, 12/30/2027	710	862
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,471
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	586
GO, 4.00%, 1/1/2029	375	443
GO, 4.00%, 1/1/2030	285	335
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,363
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,425
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,352

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	540
GO, 4.00%, 12/1/2027	490	572
GO, 4.00%, 12/1/2028	545	645
GO, 4.00%, 12/1/2029	515	621
GO, 4.00%, 12/1/2030	200	239
GO, 4.00%, 12/1/2031	820	974
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	568
Series 2019B, GO, 5.00%, 12/1/2025	515	596
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
Cook County, Proviso Township High School District No. 209, Limited Tax
GO, 5.00%, 12/1/2022	2,975	3,112
GO, 5.00%, 12/1/2023	2,350	2,556
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	2,425	2,843
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	366
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,481
GO, 4.00%, 1/1/2029	650	769
GO, 4.00%, 1/1/2030	600	705
GO, 4.00%, 1/1/2031	1,000	1,167
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	670
Glenview Park District
GO, 5.00%, 12/1/2026	300	361
GO, 5.00%, 12/1/2029	350	425
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,341
Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,720
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	217
Rev., 5.00%, 10/1/2025	300	348
Rev., 5.00%, 10/1/2028	250	297
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,305
Rev., 4.00%, 1/15/2032	2,120	2,483
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2015C, Rev., 5.00%, 8/15/2022	500	516
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	425
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	137
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	251
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	122
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	77
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	160
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	77
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	47
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	94
Lincoln Land Community College District No. 526
GO, 4.00%, 12/15/2021 (d)	440	441
GO, 5.00%, 12/15/2021	305	306
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	443
GO, AGM, 4.00%, 5/1/2026	200	226
GO, AGM, 4.00%, 5/1/2028	350	404
GO, AGM, 4.00%, 5/1/2029	1,000	1,149
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	851
GO, AGM, 4.00%, 4/1/2027	780	902
GO, AGM, 4.00%, 4/1/2028	410	482
GO, AGM, 4.00%, 4/1/2029	240	287
GO, AGM, 4.00%, 4/1/2030	375	445
Peoria Public Building Commission
Series A, Rev., AGM, 4.00%, 12/1/2025	700	785
Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,146
Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,481
Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,477
Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,943
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,280
Series C, Rev., 5.00%, 1/1/2025	4,250	4,811

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,420
State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,427
State of Illinois Sales Tax
Series A, Rev., 5.00%, 6/15/2022	4,600	4,718
Series A, Rev., 5.00%, 6/15/2023	4,600	4,931
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,656
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	994
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	296

Total Illinois		124,897

Indiana — 1.8%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,148
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,376
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,077
Indiana Finance Authority, Indiana University Health Obligated Group
Series C, Rev., 5.00%, 12/1/2021	2,355	2,355
Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	5,275
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Rev., 0.75%, 4/1/2026 (c)	3,000	2,985
Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	4,495
Series 2021A, Rev., 1.40%, 8/1/2026 (c)	7,000	6,960
New Albany-Floyd County School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	835	859
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,011
Series DD, Rev., 5.00%, 7/1/2027	10	12

Total Indiana		31,553

Iowa — 0.7%
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.63%, 12/9/2021 (b) (e)	12,350	12,346

Kansas — 1.1%
Butler County, Unified School District No. 375 Circle Series 2014-1, GO, 4.00%, 9/1/2022 (d)	200	206
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	346
Rev., 5.00%, 9/1/2026	465	553
City of Wichita, Water & Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,288
Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,006
Overland Park Development Corp., Overland Park Convention Center Hotel
Rev., 4.00%, 3/1/2022	1,455	1,459
Rev., 5.00%, 3/1/2023	1,520	1,558
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,035
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	303
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	462
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	261
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	396
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	494
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	462

Total Kansas		18,829

Kentucky — 1.0%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	258
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,683

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	13,441
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,440

Total Kentucky		17,822

Louisiana — 1.4%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021 (d)	175	175
Series C, Rev., 5.00%, 12/1/2022	270	282
Series 2018C, Rev., 5.00%, 12/1/2023	365	398
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	449
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,069
Series 2018C, Rev., 5.00%, 12/1/2026	500	603
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	434
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	741
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	631
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	378
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,944
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.70%, 12/9/2021 (b)	10,000	10,018
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	241
Rev., 5.00%, 12/15/2025	250	293
Series 2020A, Rev., 5.00%, 4/1/2027	150	183
Series 2020A, Rev., 5.00%, 4/1/2028	165	205
Series 2020A, Rev., 5.00%, 4/1/2029	220	280
Series 2020A, Rev., 5.00%, 4/1/2030	130	169
Series 2020A, Rev., 5.00%, 4/1/2031	150	193

Total Louisiana		23,686

Maryland — 0.6%
County of Montgomery, Consolidated Public Improvement Series 2018A, GO, 5.00%, 11/1/2027	2,800	3,490
State of Maryland Department of Transportation Rev., 5.00%, 10/1/2025	6,100	7,144

Total Maryland		10,634

Massachusetts — 3.1%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	7,802
Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.64%, 12/9/2021 (b)	2,730	2,730
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	9,296
Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	993
Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	7,893
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,239
Series 2020A, Rev., 5.00%, 10/1/2028	1,000	1,267
Series 2020A, Rev., 5.00%, 10/1/2030	660	873
Series 2020A, Rev., 5.00%, 10/1/2031	585	769
Series 2020A, Rev., 5.00%, 10/1/2032	425	557
Series 2020A, Rev., 5.00%, 10/1/2033	450	589
Series 2020A, Rev., 5.00%, 10/1/2034	500	653
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,306
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.55%, 12/9/2021 (b)	10,000	10,014
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	601
Rev., 5.00%, 7/1/2026	435	512
Rev., 5.00%, 7/1/2027	420	507
Rev., 5.00%, 7/1/2028	525	644

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,193

Total Massachusetts		53,438

Michigan — 1.6%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,367
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2022	350	351
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	758
GO, 5.00%, 4/1/2028	245	304
Gerald R Ford International Airport Authority, Limited Tax
Rev., GTD, 5.00%, 1/1/2023	1,560	1,641
Rev., GTD, 5.00%, 1/1/2024	1,400	1,536
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	893
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	636
GO, Q-SBLF, 4.00%, 5/1/2026	885	1,017
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,268
Kalamazoo Public Schools, Unlimited Tax GO, 5.00%, 5/1/2022	1,000	1,020
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,586
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	456
Series II, GO, 5.00%, 5/1/2028	600	749
Series II, GO, 5.00%, 5/1/2029	250	318
Troy School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	500	510
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	11,397

Total Michigan		27,807

Minnesota — 0.4%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	229
Series 2019C, COP, 5.00%, 2/1/2024	295	322
Series 2019B, COP, 5.00%, 2/1/2025	185	209
Series 2019C, COP, 5.00%, 2/1/2025	310	350
Series 2019B, COP, 5.00%, 2/1/2026	195	227
Series 2019C, COP, 5.00%, 2/1/2026	320	372
Series 2019B, COP, 5.00%, 2/1/2027	185	221
Series 2019B, COP, 5.00%, 2/1/2028	175	214
Series 2019C, COP, 5.00%, 2/1/2028	350	427
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2022	1,000	1,004
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	109
Rev., 4.00%, 12/1/2025	185	206
Rev., 4.00%, 12/1/2026	185	210
Rev., 4.00%, 12/1/2027	195	224
Rev., 4.00%, 12/1/2028	240	280
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,576
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,096

Total Minnesota		7,276

Mississippi — 0.7%
County of Harrison, Tax-Exempt
Series A, GO, 5.00%, 10/1/2027	800	988
Series A, GO, 5.00%, 10/1/2028	345	437
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,927
Mississippi Business Finance Corp., Pollution Control, Power Co. Project Rev., 3.20%, 9/1/2028	4,000	4,207
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,759

Total Mississippi		11,318

Missouri — 0.5%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,000
City of St. Louis, St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2022	1,000	1,028
Rev., 5.00%, 7/1/2023	1,080	1,160
City of St. Peters COP, 4.00%, 5/1/2026	705	802

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COP, 4.00%, 5/1/2027	730	848
COP, 4.00%, 5/1/2028	760	897
COP, 4.00%, 5/1/2029	760	907
COP, 4.00%, 5/1/2030	545	660
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	358
Rev., 4.00%, 12/1/2029	200	242
North Kansas City School District 74, Improvement Bonds, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	354

Total Missouri		8,256

Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	563
Missoula County Elementary School District No. 1, School Building GO, 5.00%, 7/1/2024	520	582
State of Montana, Long-Range Building Program GO, 5.00%, 8/1/2022	1,000	1,032

Total Montana		2,177

Nebraska — 1.3%
County of Sarpy, Limited Tax GO, 5.00%, 6/1/2026	2,320	2,771
Omaha School District, Omaha Public Schools
GO, 5.00%, 12/15/2029	6,665	8,718
GO, 5.00%, 12/15/2030	6,800	9,079
Southeast Community College, Tax Supported
COP, 5.00%, 12/15/2021	200	200
COP, 5.00%, 12/15/2026	275	334
COP, 5.00%, 12/15/2027	495	615
COP, 5.00%, 12/15/2028	540	681

Total Nebraska		22,398

New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,403
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,294

Total New Hampshire		5,697

New Jersey — 4.4%
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,213
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	929
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,723
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,178
Rev., 5.00%, 6/15/2027	435	528
Rev., 5.00%, 6/15/2028	400	497
Rev., 5.00%, 6/15/2029	500	631
Rev., 5.00%, 6/15/2030	275	352
Rev., 5.00%, 6/15/2031	500	646
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	213
Series 2020A, Rev., 5.00%, 7/1/2028	200	249
Series 2020A, Rev., 5.00%, 7/1/2029	270	344
Series 2020A, Rev., 5.00%, 7/1/2030	415	526
Series 2020A, Rev., 5.00%, 7/1/2032	725	914
New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2027	3,700	4,499
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,534
Series A, Rev., 5.00%, 6/15/2029	5,350	6,289
Series A, Rev., 5.00%, 6/15/2031	4,750	5,559
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 0.81%, 1/4/2022 (b)	10,000	10,017
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	7,127
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	7,310
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	7,448
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	8,444
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,074
Township of South Brunswick GO, 5.00%, 9/1/2022	425	440

Total New Jersey		75,684

New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,981
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,232
GO, 5.00%, 8/1/2025	500	581
GO, 5.00%, 8/1/2026	650	778

Total New Mexico		6,572

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York — 7.8%
Bedford Central School District, Boces Project GO, 5.00%, 11/15/2022	2,410	2,521
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	619
City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,890
County of Monroe
GO, 5.00%, 6/1/2028	350	441
GO, 5.00%, 6/1/2029	400	517
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,056
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	819
GO, 4.00%, 12/1/2029	670	811
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,101
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	584
Rev., 5.00%, 9/1/2027	500	618
Rev., 5.00%, 9/1/2028	750	928
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	439
Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,381
Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,600
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	858
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,222
New York City Industrial Development Agency, Yankee Stadium Project
Rev., AGM, 5.00%, 3/1/2028	1,000	1,238
Rev., AGM, 5.00%, 3/1/2029	2,000	2,531
Rev., AGM, 4.00%, 3/1/2031	2,500	3,035
Rev., AGM, 4.00%, 3/1/2032	1,500	1,809
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,814
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,199
Series 1, Rev., 4.00%, 7/1/2031	4,255	5,151
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,913
New York State Dormitory Authority, New York University Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,703
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2015A, Rev., 5.00%, 7/1/2024	1,025	1,142
Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	84
New York State Dormitory Authority, St. John’s University
Series 2021A, Rev., 4.00%, 7/1/2029	475	568
Series 2021A, Rev., 4.00%, 7/1/2030	550	667
Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,595
Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,338
Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,210
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	7,857
New York State Dormitory Authority, State Sales Tax Series 2017A, Rev., 5.00%, 3/15/2024	6,135	6,791
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,643
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2027	800	969
Rev., 5.00%, 12/1/2028	500	619

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	326
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	331
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,678
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2022 (d)	4,800	5,001
Series 2015A, Rev., 5.00%, 10/15/2024 (d)	4,500	5,098
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	455
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,867
Syracuse Industrial Development Agency, School District Project
Series 2020A, Rev., 5.00%, 5/1/2030	555	693
Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,467
Town of East Hampton GO, 5.00%, 5/15/2023	1,000	1,069
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	924
GO, 4.00%, 11/1/2027	675	793
Triborough Bridge and Tunnel Authority Series A, Rev., 5.00%, 11/15/2024	3,290	3,513
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,865
Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	10,591
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,731

Total New York		133,683

North Carolina — 1.3%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	14,651
State of North Carolina, Build NC Programs, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2022	700	714
University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.46%, 1/4/2022 (b)	5,750	5,758
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	482

Total North Carolina		21,605

Ohio — 0.8%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	175
Series 2018A, Rev., 5.00%, 10/1/2027	250	309
Series 2018A, Rev., 5.00%, 10/1/2028	250	312
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	226
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,375
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023 (d)	1,445	1,558
Rev., 5.00%, 8/15/2024 (d)	1,655	1,855
Cuyahoga Community College District, Facilities Construction and Improvement GO, 5.00%, 12/1/2028	2,300	2,737
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	282
Rev., 5.00%, 12/1/2026	625	721
Rev., 5.00%, 12/1/2029	800	963
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.11%, 12/9/2021 (c)	2,500	2,500

Total Ohio		13,013

Oklahoma — 2.3%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	459
Rev., 4.00%, 12/1/2029	415	502
Rev., 4.00%, 12/1/2030	435	525
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	421
Rev., 5.00%, 9/1/2026	820	973
Rev., 5.00%, 9/1/2027	1,250	1,517

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2027	9,000	10,503
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,518
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2025	700	777
Rev., 4.00%, 12/1/2027	1,255	1,432
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	470
Rev., 5.00%, 9/1/2029	1,175	1,466
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	362
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	987
Rev., 5.00%, 9/1/2025	850	971
Rev., 5.00%, 9/1/2026	1,800	2,107
Rev., 5.00%, 9/1/2027	480	574
Rev., 4.00%, 9/1/2028	2,500	2,890
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	500	519
Rev., 5.00%, 10/1/2023	355	385
Rev., 5.00%, 10/1/2025	1,000	1,160
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	145
Rev., 4.00%, 12/1/2028	175	204
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2026	810	962
Series 2020B, Rev., 5.00%, 7/1/2027	430	524
Series 2020B, Rev., 5.00%, 7/1/2028	455	568
Series 2020B, Rev., 5.00%, 7/1/2029	480	612
Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,420
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	688
Rev., 4.00%, 9/1/2027	725	822
Rev., 4.00%, 9/1/2028	300	343

Total Oklahoma		38,806

Oregon — 0.2%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	43
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,074
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,782
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	502

Total Oregon		3,401

Pennsylvania — 7.1%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,500
Rev., 5.00%, 12/1/2022	3,000	3,142
Rev., 5.00%, 12/1/2023	4,000	4,370
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,061
Rev., 5.00%, 11/1/2024	1,000	1,088
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	192
Rev., AGM, 4.00%, 12/1/2025	150	169
Rev., AGM, 4.00%, 12/1/2026	100	115
Rev., AGM, 4.00%, 12/1/2027	125	145
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	300
Series 2020A, Rev., 5.00%, 9/1/2027	200	247
Series 2020A, Rev., 5.00%, 9/1/2028	175	220
Series 2020A, Rev., 5.00%, 9/1/2029	175	225
City of Philadelphia, Water and Wastewater System
Series A, Rev., 5.00%, 7/1/2022	1,510	1,552
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,906
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	430
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2022	555	568
County of Chester GO, 4.00%, 7/15/2028	2,500	3,017
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,721
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,766
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,802

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Northampton
Series A, GO, 4.00%, 10/1/2026	750	855
Series A, GO, 4.00%, 10/1/2027	1,565	1,786
Series A, GO, 4.00%, 10/1/2028	920	1,047
County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,739
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project
Series 2016B, Rev., 1.80%, 8/15/2022 (c)	4,000	4,037
Series 2016A, Rev., 1.80%, 9/1/2022 (c)	2,500	2,524
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,118
Panther Valley School District
GO, 2.00%, 10/15/2026	750	768
GO, 2.00%, 10/15/2027	680	692
GO, 2.00%, 10/15/2028	300	304
GO, 2.00%, 10/15/2029	300	302
Penn Hills School District
GO, 5.00%, 10/1/2026	4,845	5,774
GO, 5.00%, 10/1/2027	3,585	4,383
GO, 5.00%, 10/1/2028	3,585	4,486
GO, 5.00%, 10/1/2029	3,815	4,872
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,258
Pennsylvania Turnpike Commission
Series A, Rev., 5.00%, 12/1/2021	655	655
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.65%, 12/9/2021 (b)	13,000	13,138
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2023	270	292
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	444
GO, 5.00%, 10/1/2029	425	551
GO, 5.00%, 10/1/2030	250	327
School District of Philadelphia (The)
Series 2021A, GO, 5.00%, 9/1/2022	1,715	1,776
Series 2021A, GO, 5.00%, 9/1/2023	1,190	1,287
Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,419
Schuylkill Valley School District
GO, 5.00%, 4/1/2022	255	259
GO, 5.00%, 4/1/2022 (d)	95	97
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,620
Southcentral General Authority, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	424
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	777
Rev., 5.00%, 6/1/2028	2,265	2,833
Rev., 5.00%, 6/1/2029	3,115	3,980
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2028	2,590	3,221
Rev., AGM, 5.00%, 2/1/2029	2,750	3,503
Rev., AGM, 5.00%, 2/1/2030	2,925	3,754
Rev., AGM, 5.00%, 2/1/2031	4,750	6,068
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,906
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	663
Series 2019B, GO, 4.00%, 10/1/2029	420	483

Total Pennsylvania		120,958

Rhode Island — 0.3%
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., 5.00%, 6/15/2022	25	26
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,404
Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,959
Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,413

Total Rhode Island		5,802

South Carolina — 0.5%
Piedmont Municipal Power Agency
Series 2021A, Rev., 3.00%, 1/1/2022	4,405	4,415
Series 2021A, Rev., 3.00%, 1/1/2023	3,315	3,412

Total South Carolina		7,827

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Dakota — 0.0% (f)
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	375	391

Tennessee — 2.2%
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	3,287
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,339
Metropolitan Government Nashville and Davidson County Industrial Development Board Rev., 0.45%, 10/1/2024 (c)	10,000	9,983
State of Tennessee
Series A, GO, 4.00%, 8/1/2022 (d)	7,000	7,179
Series 2021A, GO, 5.00%, 11/1/2033	3,980	5,423
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	7,569
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,482
Series A, Rev., 4.00%, 5/1/2023	1,400	1,472

Total Tennessee		37,734

Texas — 4.6%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,368
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,146
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	300
Series 2018C, Rev., 5.00%, 8/1/2027	200	247
Series 2018C, Rev., 5.00%, 8/1/2029	325	397
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series 2017A, Rev., 5.00%, 1/1/2022	750	752
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,310
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	699
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	751
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	579
City of Denton GO, 5.00%, 2/15/2023	1,045	1,105
City of El Paso GO, 5.00%, 8/15/2025	4,035	4,687
City of Galveston, Certificates of Obligation GO, 4.00%, 5/1/2024	635	689
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,219
City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2025	1,195	1,369
City of San Antonio, Electric and Gas Systems Series B, Rev., VRDO, 2.00%, 12/1/2021(c)	5,475	5,475
County of Galveston, Unlimited Tax
GO, 4.00%, 2/1/2024	980	1,054
GO, 4.00%, 2/1/2025	800	886
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2026	3,855	4,555
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,471
Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,529
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,161
Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	577
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,644
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,705
Houston Community College System, Limited Tax GO, 5.00%, 2/15/2023 (d)	1,000	1,058
Irving Hospital Authority, Baylor Scott and White Medical Center Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 1.15%, 12/9/2021 (b)	1,580	1,587

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 5.00%, 10/15/2022	250	260
Series 2017A, Rev., 5.00%, 10/15/2028	250	291
Series 2017A, Rev., 5.00%, 10/15/2029	500	580
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	303
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	609
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2025	750	809
GO, PSF-GTD, 5.00%, 8/15/2026	750	809
GO, PSF-GTD, 5.00%, 8/15/2027	650	701
Lower Colorado River Authority
Series B, Rev., 5.00%, 5/15/2022 (d)	60	61
Series B, Rev., 5.00%, 5/15/2023	4,700	4,801
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,841
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2022	740	756
Rev., AGM, 4.00%, 7/1/2023	950	1,004
Rev., AGM, 4.00%, 7/1/2025	440	493
Rev., AGM, 4.00%, 7/1/2026	300	343
Rev., AGM, 4.00%, 7/1/2027	430	502
Pasadena Independent School District, School Building, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,097
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,946
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	681
Southside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	250	259
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2022	400	416
Rev., 5.00%, 10/1/2023	400	433
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,320	1,523
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2022	545	562
Rev., 5.00%, 8/15/2023	325	350
Rev., 5.00%, 8/15/2027	350	427
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,305
GO, PSF-GTD, 4.00%, 2/1/2030	800	979
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,213

Total Texas		78,674

Utah — 0.8%
City of Salt Lake, International Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,027
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series A, Rev., 5.00%, 10/15/2025	8,675	10,018
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	537
Rev., AGM, 5.00%, 2/1/2025	250	284
Rev., AGM, 5.00%, 2/1/2027	720	868
Rev., AGM, 5.00%, 2/1/2029	1,070	1,284

Total Utah		14,018

Vermont — 0.1%
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2022	855	889
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	400

Total Vermont		1,289

Virginia — 3.5%
County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	8,954
County of Loudoun, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,275
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,257
Hampton Roads Transportation Accountability Commission, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026	13,500	16,119

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,378
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,213
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,499

Total Virginia		60,695

Washington — 1.2%
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	588
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	20,020

Total Washington		20,608

West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	2,905	2,937

Wisconsin — 1.8%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	247
State of Wisconsin
Series A, GO, 5.00%, 5/1/2026	5,050	5,820
Series 1, GO, 5.00%, 11/1/2026	1,135	1,375
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,912
Wauwatosa School District, School Building and Improvement
Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,128
Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,313
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2027	1,650	2,034
Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,519
Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,554
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	377

Total Wisconsin		30,279

TOTAL MUNICIPAL BONDS (Cost $1,500,998)		1,548,333

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0% (f)
FNMA, REMIC Series 2002-36, Class FS, 0.59%, 6/25/2032 (c) (Cost $63)	63	63

	Shares (000)
SHORT-TERM INVESTMENTS — 8.7%
INVESTMENT COMPANIES — 8.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05% (g) (h) (Cost $148,065)	147,999	148,058

Total Investments — 99.1% (Cost $1,649,126)		1,696,454
Other Assets Less Liabilities — 0.9%		14,571

Net Assets — 100.0%		1,711,025

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$63	$—	$63
Municipal Bonds	—	1,548,333	—	1,548,333
Short-Term Investments
Investment Companies	148,058	—	—	148,058

Total Investments in Securities	$148,058	$1,548,396	$—	$1,696,454

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05% (a) (b)	$7,161	$683,161	$542,249	$(1)	$(14)	$148,058	147,999	$19	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.